International Equity Fund
International Equity Fund
Investment objective
The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts or variable life insurance policies using the Fund as an underlying investment option.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	International Equity Fund International Equity Fund
Maximum sales charge imposed on purchases (percentage of offering price)	none
Maximum deferred sales charge	none
Maximum sales charge imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equity Fund International Equity Fund
Management fees	0.50%
Other expenses	0.20%
Total annual Fund operating expenses	0.70%
Waivers and expense reimbursements	(0.10%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.60%
[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2019, unless changed with approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will remain in place for the duration noted in the table above, but that there will be no fee waiver or expense reimbursement arrangements in effect thereafter. The example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy and the costs in the example would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	International Equity Fund International Equity Fund USD ($)
1 year	$ 61
3 years	214
5 years	380
10 years	$ 861

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2017, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from their stock selection. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund typically invests in companies of all sizes, including smaller, lesser-known companies where Advisors believes it has some unique insights into the company. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors typically invests in companies that can demonstrate an ability to generate free cash flow and strong market share. In addition, Advisors looks for companies with performance oriented management that focuses on growth through innovation, sustainable earnings growth and shareholder returns. Advisors will typically invest in these types of companies when Advisors believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

The Fund is actively managed; however, Advisors regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE Index”), to seek to control risk.

The Fund may purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on performance, see the Financial highlights for the Fund in this Prospectus.

ANNUAL TOTAL RETURNS (%) International Equity Fund

Best quarter: 25.83%, for the quarter ended June 30, 2009. Worst quarter: -26.60%, for the quarter ended September 30, 2011.
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
Average Annual Returns - International Equity Fund	1 Year	5 Years	10 Years	Inception Date
International Equity Fund	32.98%	8.76%	1.82%	Apr. 03, 2000
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	25.03%	7.90%	1.94%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.
A	A